INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes Tables Abstract
Schedule of Income tax expense
	2019	2018	2017

Current income tax expense	$327	$1,052	$2,911
Deferred income tax recovery	(960)	(645)	(140)
Total income tax expense (recovery)	$(633)	$407	$2,771

Schedule of reconciliation of income taxes

	2019	2018	2017

Net income (loss) before income taxes	$(2,968)	$2,064	$5,436
Net loss from discontinued operations before income taxes	(29,126)	(31)	(143)
Net income (loss) before income taxes	$(32,094)	$2,033	$5,293
Combined statutory tax rate	27.00%	27.00%	26.00%

Income tax expense (recovery) at the Canadian statutory rate	(8,665)	549	1,376

Reconciling items:
Effect of difference in foreign tax rates	(120)	48	285
Non-deductible/non-taxable items	6,449	(121)	602
Change in unrecognized deductible temporary differences	1,263	(257)	1,086
Impact of foreign exchange	222	915	(491)
Special mining duties	231	117	511
Impact of change of tax rates	-	-	(322)
Revisions to estimates	58	(368)	(248)
Share issue costs	(174)	(231)	-
Other items	103	(245)	(106)

Income tax expense (recovery) recognized in the year	$(633)	$407	$2,771

Deferred income tax assets and liabilities

	December 31,	December 31,
	2019	2018

Deferred income tax assets	$2,755	$4,654
Deferred income tax liabilities	(5,693)	(8,557)

	$(2,938)	$(3,903)

The approximate tax effects of each type of temporary difference that gives rise to potential deferred income tax assets and liabilities are as follows:

	December 31, 2019	December 31, 2018

Reclamation provision	$571	$491
Non-capital losses	1,171	3,104
Other deductible temporary differences	1,013	1,059
Inventory	(243)	(94)
Exploration and evaluation assets	(3,340)	(6,378)
Plant, equipment and mining properties	(2,110)	(2,085)

Net deferred income tax liabilities	$(2,938)	$(3,903)

Unrecognized deductible temporary differences

	December 31, 2019	December 31, 2018

Tax losses carried forward	$24,229	$13,790
Share issue costs	1,352	1,263
Plant, equipment and mining properties	170	6,096
Exploration and evaluation assets	1,237	1,207
Investments	(1,273)	44
Reclamation provision and other	-	9,489

Unrecognized deductible temporary differences	$25,721	$31,889